Consolidated Statements of Member's Equity (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance		$ 1,098,502		$ 1,385,553	$ 1,010,307	$ 1,098,502	$ 1,098,502	$ 1,385,553	$ 1,257,563
Net loss	(45,040)	434	(62,909)	(81,692)	(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Parent company stock-based compensation							7,437	11,278	8,370
Contributions from Wynn Resorts, Limited								50,000	429,490
Balance	$ 1,010,307		$ 1,098,502				$ 1,010,307	$ 1,098,502	$ 1,385,553